ASSET RETIREMENT OBLIGATIONS	3 Months Ended
Mar. 31, 2016
ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS

NOTE 7 – ASSET RETIREMENT OBLIGATIONS

We account for current obligations associated with the future retirement of tangible long‑lived assets in accordance with the accounting guidance relating to asset retirement and environmental obligations. This guidance requires that legal obligations associated with the retirement of long‑lived assets be recognized at fair value at the time the liability is incurred and capitalized as part of the related long‑lived asset. Over time, the liability is adjusted to its present value by recognizing accretion expense and the capitalized cost of the long‑lived asset is depreciated in a manner consistent with the depreciation of the underlying physical asset. In the absence of quoted market prices, we determine fair value by using present value techniques in which estimates of future cash flows associated with retirement activities are discounted using a credit adjusted risk‑free rate including a market risk premium. Upon settlement of an asset retirement obligation, we will apply payment against the estimated liability and incur a gain or loss if the actual retirement costs differ from the estimated recorded liability. These liabilities are included in asset retirement obligations.

Coal mines: We have asset retirement obligations for the final reclamation costs and post‑reclamation monitoring related to the Colowyo Mine, the New Horizon Mine, and the Fort Union Mine.

Fossil steam generation: We, including our undivided interest in jointly owned facilities, have asset retirement obligations related to equipment, dams, ponds, wells and underground storage tanks at the fossil steam generating stations.

Transmission: We have an asset retirement obligation to remove a certain transmission line and related substation assets resulting from an agreement to relocate the line.

Aggregate carrying amounts of asset retirement obligations are as follows (thousands):

	March 31,	December 31,
	2016	2015
Asset retirement obligation at beginning of period	$55,215	$53,754
Liabilities incurred	—	1,802
Liabilities settled	(413)	(3,028)
Accretion expense	665	3,324
Change in cash flow estimate	(854)	(637)
Asset retirement obligation at end of period	$54,613	$55,215

We also have asset retirement obligations with indeterminate settlement dates. These are made up primarily of obligations attached to transmission and other easements that are considered by us to be operated in perpetuity and therefore the measurement of the obligation is not possible. A liability will be recognized in the period in which sufficient information exists to estimate a range of potential settlement dates as is needed to employ a present value technique to estimate fair value.